Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant related party transactions
Allowance for current expected credit losses	$ (743)	$ (1,175)
Amounts due from related parties	2,475,800	3,913,385
Amounts due to related parties	4,804,591	7,631,923
Alibaba Investment Limited
Significant related party transactions
Services purchased from/rental cost paid to related parties	855,183	875,072
Amounts due from related parties	498,258	332,243
E-House
Significant related party transactions
Corporate service provided by E-House under service agreements		1,352,382	$ 1,910,204
Services purchased from/rental cost paid to related parties	700,726	886,866	764,952
Total online advertising services provided to related parties		484,185
Amounts due from related parties	123,010
Amounts due to related parties		2,201,127
Rollforward of the payable (receivable) balance
Balance at beginning of the year	2,201,127	129,566	(555,652)
Corporate service provided by E-House under service agreements		1,352,382	1,910,204
Service provided to related parties		(484,185)
Net payment	(3,024,863)	316,498	(1,989,938)
Balance at end of the year	(123,010)	2,201,127	129,566
Amount due to/(from) E-House
Net results for service fee and compensation from E-House	(123,010)	2,201,127
Amounts due/(from) to E-House	(123,010)	2,201,127	129,566
SINA
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	110,464	10,078,875	29,322,241
Amounts due to related parties	1,382,173	1,479,957
Tencent
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	14,787,449	18,671,019	17,790,501
Fee paid to Tencent for advertising resources on behalf of customers	1,798,079	2,502,309	43,083,548
Amounts due from related parties	1,855,275	3,581,609
E-House Enterprise
Significant related party transactions
Corporate service provided by E-House under service agreements		(36,334)	(1,392,190)
Corporate service provided by E-House Enterprise	1,335,164
Services purchased from/rental cost paid to related parties	7,694,981	20,557,777	21,429,920
Total online advertising services provided to related parties		36,334	1,392,190
Amounts due to related parties	3,298,210	3,950,839
Rollforward of the payable (receivable) balance
Balance at beginning of the year	3,950,839	2,238,543	(906,009)
Corporate service provided by E-House under service agreements		(36,334)	(1,392,190)
Corporate service provided by E-House Enterprise	1,335,164
Service provided to related parties		(36,334)	(1,392,190)
Net payment	(9,682,774)	(18,809,147)	(16,893,178)
Balance at end of the year	3,298,210	3,950,839	2,238,543
Amount due to/(from) E-House
Amounts due/(from) to E-House	3,298,210	3,950,839	2,238,543
Jupai
Significant related party transactions
Services purchased from/rental cost paid to related parties	24,372		34,160
Investing affiliates
Significant related party transactions
Total online advertising services provided to related parties	109,934	548,075	2,393,204
Amounts due from related parties		708
Amounts due to related parties	124,208
Rollforward of the payable (receivable) balance
Service provided to related parties	(109,934)	(548,075)	(2,393,204)
Tianji Network
Significant related party transactions
Services purchased from/rental cost paid to related parties		69,762	493,176
Total amount of transactions with related parties
Significant related party transactions
Services purchased from/rental cost paid to related parties	25,508,339	52,491,753	71,745,154
Total online advertising services provided to related parties	109,934	1,068,594	3,785,394
Rollforward of the payable (receivable) balance
Service provided to related parties	$ (109,934)	$ (1,068,594)	$ (3,785,394)
Huixiangju
Related Party Balances and Transactions
Equity interest (as a percent)	51.00%
Qianyisheng
Related Party Balances and Transactions
Equity interest (as a percent)	19.00%
QuanZhuYi
Related Party Balances and Transactions
Equity interest (as a percent)	13.50%